Note 25 - Share-based Payments - Deferred Shares (Details) Pure in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Deferred shares outstanding at January	6,065	7,926	12,308
New shares during the period	110	153	208
Shares granted during the period	(4,964)	(1,901)	(4,167)
Shares forfeited during the period	(43)	(113)	(423)
Deferred shares outstanding at the end of the year	1,168	6,065	7,926
Restricted shares [member]
Statement Line Items [Line Items]
Deferred shares outstanding at January	43,458	23,836	12,656
New shares during the period	20,629	21,066	11,838
Shares granted during the period	(22)	0	0
Shares forfeited during the period	(1,520)	(1,444)	(658)
Deferred shares outstanding at the end of the year	62,545	43,458	23,836